[MassMutual Financial Group Letterhead Appears Here]

May 1, 2007

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F. Street, N.E

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Life Separate Account I

Registration Statement No. 333-50410 to Post-Effective Amendment No. 16

Class Identifier: C000027255

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and Massachusetts Mutual Variable Life Separate Account I (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus for certain flexible premium variable life insurance policies offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus contained in Post-Effective Amendment No. 16 to the Form N-6 Registration Statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on April 25, 2007.

Sincerely,

/s/ MARY KATHERINE JOHNSON
Mary Katherine Johnson, Esq.
Counsel
Massachusetts Mutual Life Insurance Company